COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Litigation contingencies
potential loss	¥ 24,789
Capital additional purchase commitments
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	4,412,522	¥ 5,241,586
Purchase of land use rights
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 707,495	¥ 516,061